Investment In Joint Venture	3 Months Ended
Sep. 30, 2014
Investment In Joint Venture [Abstract]
INVESTMENT IN JOINT VENTURE
5.	INVESTMENT IN JOINT VENTURE

On July 10, 2014, the Company entered into a Joint Venture Agreement with Z-Square Technology, LLC (“Z-Square”) for the purpose of the development of technology of a single project. The Company is to provide funding of the project and Z-Square will provide the actual creation, development, and management of all technology. The contributions from each of the Joint Ventures (i) Company - $100,000 (ii) Z-Square - $0. Upon completion of the project, the Joint Venture will distribute the original capital invested of $100,000 plus $15,000 for a total of an $115,000 the Joint Venture ended in accordance with the terms of the agreement.